Schedule of Fair Value of Assets Acquired and Liabilities Assumed (Details) - USD ($)	Dec. 31, 2020	Apr. 21, 2020	Mar. 02, 2020
Business Combination and Asset Acquisition [Abstract]
Cash	$ 17,269		$ 17,269
Accounts receivable	1,122,737	50,967	1,071,770
Accounts receivable, unbilled	276,023		276,023
Parts and supplies	91,396		91,396
Prepaid expenses	73,116		73,116
Other current assets	5,954		5,954
Right of use assets	2,885,618		2,885,618
Property and equipment	735,885	3,513	732,372
Intangible assets (see Note 6)	1,361,000	131,000	1,230,000
Assets	6,568,998	185,480	6,383,518
Accounts payable	168,749	39,127	129,622
Accrued expenses	162,426	6,477	155,949
Lease liabilities	2,947,684		2,947,684
Federal and state taxes payable	168,900		168,900
Deferred revenue	198,659	159,473	39,186
Deferred tax liabilities - Net	149,900		149,900
Liabilities	3,796,318	205,077	3,591,241
Total identifiable net assets/(liabilities)	2,772,680	(19,597)	2,792,277
Purchase price	5,095,567	503,114	4,592,453
Goodwill - Excess of purchase price over fair value of net assets acquired	$ 2,322,887	$ 522,711	$ 1,800,176